PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
Jan. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS [Text Block]

8.    PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS

a) Property and equipment

A summary of the Company's property and equipment is as follows:

	January 31, 2023	January 31, 2022
	$	$
Land	1,330,000	1,330,000
Leasehold improvements	1,775,896	1,758,229
Furniture & fixtures	468,696	460,890
Computer equipment	6,659	46,484
Machinery & equipment	2,450,919	2,305,217
	6,032,170	5,900,820
Less: accumulated depreciation	(1,347,052)	(1,031,227)
	4,685,118	4,869,593

Total depreciation expense for the year ended January 31, 2023 was $533,702 (2022 - $472,998). Of the total depreciation expense, $472,096 was allocated to inventory (2022 - $260,006). During the year, the Company disposed of property and equipment with a cost of $309,907 and accumulated depreciation of $217,877.

At January 31, 2022, the Company reclassified buildings with a cost of $1,370,212 and accumulated depreciation of $230,695 to assets classified as held for sale.

b) Right-of-use assets

The Company's right-of-use assets result from its operating leases (Note 11) and consist of land and buildings used in the cultivation, processing, and warehousing of its products.

At January 31, 2023, assets classified as held for sale contains right-of-use assets with a carrying value of $nil (January 31, 2022 - $346,987). Management estimated the fair value less costs to sell of right-of-use assets classified as held for sale at January 31, 2023 was $nil (January 31, 2022 - $346,987).